Net investment in lease and lease liability (Tables)	12 Months Ended
Dec. 31, 2025
Net investment in lease and lease liability
Schedule of changes in the carrying amounts of the net investment in lease and lease liabilities

		Net Investment in
	Right-of-Use Asset	Lease	Lease Liability
	$	$	$
Balance December 31, 2023	187,418	—	197,190
Amortization	(22,490)	—	—
Sublease	(164,928)	158,109	—
Lease payments	—	(58,874)	(100,926)
Lease interest	—	6,369	9,340
Balance December 31, 2024	—	105,604	105,604
Lease payments	—	(100,926)	(100,926)
Lease interest	—	3,691	3,691
Balance, December 31, 2025	—	8,369	8,369
Current portion	—	8,369	8,369
Non-current portion	—	—	—